Accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of preparation
Basis of preparation

(i)	Compliance with International Financial Reporting Standards ("IFRS")

The consolidated financial statements of the Company and its subsidiaries (“Group”) have been prepared in accordance with IFRS and interpretations issued by the IFRS Interpretations Committee (“IFRS IC”) applicable to companies reporting under IFRS. The consolidated financial statements comply with IFRS as issued by the International Accounting Standards Board ("IASB").

(ii)	Historical cost convention

The consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments that are measured at fair values at the end of each reporting period, as explained in the accounting policies below.

(iii)	New and amended standards adopted by the group

In the current year, the Group has applied a number of amendments to IFRS and Interpretations issued by the IASB that are effective for annual period beginning on or after January 1, 2020. These amendments and interpretations do not have significant impact on the disclosures or the amounts reported in these consolidated financial statements.

•	Definition of Business (Amendment to IFRS 3 Business Combination)
•	Definition of Material (Amendments to IAS 1 and 8)
•	Revised Conceptual Framework for Financial Reporting
•	Amendments to IFRS 9, IAS 39 and IFRS 7: Interest Rate Benchmark Reform
•	COVID-19-Related Rent Concessions (Amendment to IFRS 16)

(iv)	New standards and interpretations not yet adopted

There were a number of standards and interpretations which were in issue at December 31, 2020 but were not effective at December 31, 2020 and have not been adopted for these consolidated financial statements.

•	Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS16), effective January 1, 2021
•	Onerous contracts – cost of fulfilling a contract (Amendments to IAS 37), effective January 1, 2022
•	Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16), effective January 1, 2022
•	Reference to Conceptual Framework (Amendments to IFRS 3), effective January 1, 2022
•	Annual Improvements to IFRS Standards 2018–2020, effective January 1, 2022
•	Classification of Liabilities as Current or Non-current (Amendments to IAS 1), effective January 1, 2023
•	IFRS 17 Insurance Contracts and amendments to IFRS 17 Insurance Contracts, effective January 1, 2023

These amendments are not expected to have significant impact on disclosures or amounts reported in the consolidated financial statements in the period of initial application.

Basis of going concern
Basis of going concern

Having considered the Group’s current financial position and cash flow projections, the Board of Directors believes that the Group will be able to continue in operational existence for at least the next 12 months from the date of approval of these consolidated financial statements and that it is appropriate to continue to prepare the consolidated financial statements on a going concern basis.

As part of their inquiries, the Board of Directors reviewed budgets, projected cash flows, and other relevant information for a period not less than 12 months from the date of approval of the consolidated financial statements for the year ended December 31, 2020.

A key consideration for the Directors in assessing the going concern assumption is the continuing impact of the acquisition of Aegerion, which was completed in September 2019. This acquisition represents a significant step forward for Amryt and has created value for Amryt with immediate effect post-deal close through enhanced scale of the combined Group. The integration of Aegerion into the Amryt Group has been successful as demonstrated by growth in revenues and cost reductions. This success demonstrates the potential to continue to drive revenues and deliver operational synergies through a combination of medical, commercial, clinical, development and regulatory infrastructure. Additionally, Amryt completed a private placement of 3,200,000 American Depositary Shares (“ADSs”) yielding gross proceeds of US$40,000,000. In the prior year Amryt also completed a US$60,000,000 fundraising as part of the acquisition of Aegerion.

Basis of consolidation
Basis of consolidation

The consolidated financial statements comprise the financial statements of the Group for the years ended December 31, 2020 and 2019. Subsidiaries are entities controlled by the Company. Where the Company has control over an investee, it is classified as a subsidiary. The Company controls an investee if all three of the following elements are present: power over an investee, exposure or rights to variable returns from its involvement with the investee and the ability to use its power to affect those variable returns. Control is reassessed whenever facts and circumstances indicate that there may be a change in any of these elements of control.

Subsidiaries are fully consolidated from the date that control commences until the date that control ceases. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group. Intergroup balances and any unrealized gains or losses, income or expenses arising from intergroup transactions are eliminated in preparing the consolidated financial statements.

Presentation of balances
Presentation of balances

The consolidated financial statements are presented in U.S. dollars (“US$”), rounded to the nearest thousand, which is the functional currency of the Company and presentation currency of the Group.

Any differences which arose due to the change in reporting currency have been posted to the currency translation reserve.

The following table discloses the major exchange rates of those currencies other than the functional currency of US$ that are utilized by the Group:

Foreign currency units to 1 US$	€	£	CHF	SEK	NOK	DKK
Average period to December 31, 2020	0.8777	0.7799	0.9391	9.2135	9.4206	6.5432
At December 31, 2020	0.8141	0.7365	0.8829	8.1885	8.5671	6.0570

Foreign currency units to 1 US$	€	£	CHF	SEK	NOK	DKK
Average period to December 31, 2019	0.8932	0.7836	0.9938	9.4533	8.7976	6.6690
At December 31, 2019	0.8929	0.7624	0.971	9.3282	8.8046	6.6698

Foreign currency units to 1 US$	€	£	CHF	SEK	NOK	DKK
Average period to December 31, 2018	0.8455	0.7485	0.9763	8.6784	8.1289	6.2997
At December 31, 2018	0.8739	0.7833	0.9976	9.0855	8.5654	6.5700

 (€ = Euro; £ = Pounds Sterling, CHF = Swiss Franc, SEK = Swedish Kroner, NOK = Norwegian Kroner, DKK = Danish Kroner)

Critical accounting judgements and key sources of estimation uncertainty
Critical accounting judgements and key sources of estimation uncertainty

In preparing these consolidated financial statements in conformity with IFRS, management is required to make judgements, estimates and assumptions that affect the application of policies and amounts reported in the consolidated financial statements and accompanying notes. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about the carrying value of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

The critical accounting policies which involve significant estimates, assumptions or judgements, the actual outcome of which could have a material impact on the Group’s results and financial position outlined below, are as follows:

Valuation of convertible notes

In conjunction with the accounting for financial instruments, the Group recorded compound financial instruments related to the convertible notes that were issued on September 24, 2019. In determining the classification of the convertible notes, the Group assessed the fixed-for-fixed criteria and considered that this was met and the number of shares that can be converted by holders of the notes is fixed. The compound financial instrument consists of a liability component and an equity component. The liability component is valued using an estimated discounted cash flow calculation based on the future contractual cash flows in the contract which are discounted at a rate of interest an identical financial instrument without a conversion feature would be subject to. Factors that are considered in estimating the prevailing market rate of interest include or are not limited to:
•	loan term and maturity;
•	repayment profile during the loan term other than interest;
•	level of loan security; and
•	principal amount of the loan.
Refer to Note 20, Convertible notes, for further details.

Valuation of acquired assets

In conjunction with the accounting for business combinations, the Group recorded intangible assets such as in connection with the Aegerion acquisition, primarily related to developed technology on the commercially marketed products, and inventories which include raw materials and finished goods. The identifiable intangible assets and inventories are measured at their respective fair values as of the acquisition date. When significant identifiable intangible assets and inventories are acquired, the Group determines the fair values of these assets as of the acquisition date. The models used in valuing these intangible assets and inventories require the use of significant estimates and assumptions including but not limited to:

Intangible assets
•	estimates of revenues and operating profits related to the products or product candidates;
•	the probability of success for unapproved product candidates considering their stages of development;
•	the time and resources needed to complete the development and approval of product candidates;
•	projecting regulatory approvals;
•	developing appropriate discount rates and probability rates by project; and
•	tax implications, including the forecasted effective tax rate.

Inventories
•	estimates of saleable inventory and non-saleable inventory, which was determined by a sales forecast and production timeline; and
•	expected selling price and estimated costs of disposal.

During 2020, the Group finalized the fair values used to record intangible assets and inventories acquired in connection with a business combination in 2019.

Valuation of contingent value rights (“CVRs”)

The Group issued CVRs for payments to its shareholders based on the occurrence of two milestones related to Oleogel-S10, its pipeline product. The CVRs have pre-determined payouts, based on the occurrence of a future event. If the event does not occur, the CVR expires as worthless. The fair value of the CVRs is estimated based on the following key assumptions:

•	expected timing of achievement of the two milestones (U.S. Food and Drug Administration (“FDA”) approval and European Medicines Agency approval) related to Oleogel-S10;
•	probabilities of successful launch of Oleogel-S10;
•	revenue forecast related to Oleogel-S10; and
•	the appropriate discount rate selected to measure the risks inherent in the future cash flows.

The Group believes the fair value of the CVRs is based upon reasonable estimates and assumptions given the facts and circumstances as of the valuation date. A detailed discussion of the methodology applied and key input assumptions used by the Group is provided in Note 6, Business combinations and asset acquisitions, to the consolidated financial statements.

Impairment of intangible assets and goodwill

The impairment assessment for intangible assets requires management to make significant judgements and estimates to determine the fair value of the assets. Management periodically evaluates and updates the estimates based on the conditions which influence these variables. A detailed discussion of the impairment methodology applied and key assumptions used by the Group in the context of long-lived assets is provided in Note 12, Intangible assets and goodwill, to the consolidated financial statements. The assumptions and conditions for determining impairment of intangible assets reflect management’s best assumptions and estimates, but these items involve inherent uncertainties described above, many of which are not under management’s control. As a result, the accounting for such items could result in different estimates or amounts if management used different assumptions or if different conditions occur in future accounting periods.

Goodwill represents the difference between the purchase price and the fair value of the identifiable tangible and intangible net assets acquired in a business combination. Goodwill is not amortized, but instead is reviewed for impairment on an annual basis or when an event becomes known that could trigger an impairment. To perform the annual impairment test of goodwill, the Group has identified the Group as a whole as a single cash generating unit (“CGU”). CGUs reflect the lowest level at which goodwill is monitored for internal management purposes. At least once a year, the Group compares the recoverable amount of the Group’s CGU to the CGU’s carrying amount. The recoverable amount (value in use) of a CGU is determined using a discounted cash flow approach based upon the cash flow expected to be generated by the CGU. In case that the value in use of the CGU is less than its carrying amount, the difference is at first recorded as an impairment of the carrying amount of the goodwill.  The assumptions utilized in the impairment test are dependent on management’s estimates, in particular in relation to the forecasting of future cash flows, the discount rates applied to those cash flows, the expected long-term growth rate of the applicable businesses and terminal values. As a result, the accounting for such items could result in different estimates or amounts if management used different assumptions or if different conditions occur in future accounting periods.

Valuation of contingent consideration

Contingent consideration arising as a result of business combinations is initially recognized at fair value using a probability adjusted present value model. The fair value of the contingent consideration is updated at each reporting date. The key judgements and estimates applied by management in the determination of the fair value of the contingent consideration relate to the determination of an appropriate discount rate, the assessment of market size and opportunity and probability assessments based on market data for the chance of success of the commercialization of an orphan drug. A detailed discussion of the methodology applied and key input assumptions used by the Group is provided in Note 6, Business combinations and asset acquisitions, to the consolidated financial statements. The fair value of the contingent consideration uses management’s best estimates and judgements and sensitivities have been assessed by management by considering movements in the discount rate applied and movements in revenue forecasts. The chance of success of product development is based on published market data. See Note 24, Fair value measurement and financial risk management, for quantification of these sensitivities.

Research and development (“R&D”) expenses

Development costs are capitalized as an intangible asset if all of the following criteria are met:
•	completing the asset is technically feasible so that the asset will be available for use or sale;
•	there is an intention to complete the asset and use or sell it;
•	there is an ability to use or sell the asset;
•	the asset will generate probable future economic benefits and demonstrate the existence of a market or the usefulness of the asset if it is to be used internally;
•	adequate technical, financial and other resources are available to complete the development of the asset and to use or sell it; and
•	there is an ability to measure reliably the expenditure attributable to the intangible asset.

In process R&D acquired as part of a business combination is capitalized at the date of acquisition. Research costs are expensed when they are incurred.

Factors which impact our judgement to capitalize certain research and development expenditures include the degree of regulatory approval for products and the results of any market research to determine the likely future commercial success of products being developed. Management reviews these factors each year to determine whether previous estimates as to feasibility, viability and recovery should be changed.

The assessment whether development costs can be capitalized requires management to make significant judgements. Management has reviewed the facts and circumstances of each project in relation to the above criteria and in management’s opinion, the criteria prescribed for capitalizing development costs as assets have not yet been met by the Group in relation to Oleogel-S10 or AP103. Refer to Note 12, Intangible assets and goodwill, for further discussion on the impairment of AP102. Accordingly, all of the Group’s costs related to research and development projects are recognized as expenses in the Consolidated Statement of Comprehensive Loss in the period in which they are incurred. Management expects that the above criteria will be met on filing of a submission to the regulatory authority for final drug approval or potentially in advance of that on the receipt of information that strongly indicates that the development will be successful.

Business combination

On September 24, 2019, the Group acquired Aegerion. In accounting for this transaction, the Board of Directors considered the date of when control of Aegerion passed to the Group, the fair value of the consideration settled and the fair value of the assets and liabilities acquired. See Note 6, Business combinations and asset acquisitions, for further information on the determination of the fair value of the assets acquired.

Recognition of deferred tax assets

Deferred tax assets are determined using enacted tax rates for the effects of net operating losses and temporary differences between the book and tax bases of assets and liabilities. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. While management considers the scheduled reversal of deferred tax liabilities, and projected future taxable income in making this assessment, there can be no assurance that these deferred tax assets may be realizable. As at December 31, 2020, the Group did not recognize a deferred tax asset in respect of unused tax losses as described in Note 10, Tax credit/(charge) on loss on ordinary activities.

Principal accounting policies	Principal accounting policies Principal accounting policies are summarized below. They have been consistently applied throughout the period covered by the financial statements.
Revenue recognition
Revenue recognition

Revenue arises from the sale of metreleptin, lomitapide and Imlan. The Group sells directly to customers and also uses third parties in the distribution of products to customers.

To determine whether to recognize revenue, the Group follows a five-step process, as required by IFRS 15:
•	identifying the contract with a customer;
•	identifying the performance obligations;
•	determining the transaction price;
•	allocating the transaction price to the performance obligations; and
•	recognizing revenue when/as performance obligation(s) are satisfied.

Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled to in exchange for those goods. The Group recognizes contract liabilities for consideration received in respect of unsatisfied performance obligations and reports these amounts as liabilities in the Consolidated Statement of Financial Position. Similarly, if the Group satisfies a performance obligation before it receives the consideration, the Group recognizes either a contract asset or a receivable in its Consolidated Statement of Financial Position, depending on whether something other than the passage of time is required before the consideration is due.

Revenue from sale of goods

Imlan revenue is generally recognized at a point in time when control of the inventory is transferred, generally the date of shipment, consistent with typical ex-works shipment terms.

Other revenue is generally recognized at a point in time when control of the inventory is transferred to the end customer, generally on delivery of the goods.

Principal versus agent considerations

The Group enters into certain contracts for the sale of its products. This includes agreements with third parties to provide logistics, customer and commercial services, i.e. supply chain function and agreements with distributors. The Group determined that it has control over the goods before they are transferred to the customers and has the ability to direct the use or obtain benefits, hence the Group is the principal on the contracts due to the following factors:
•	the Group is primarily responsible for fulfilling the promise to provide the promised goods;
•	the Group bears the inventory risk before or after the goods have been ordered by the customer, during shipping or on return;
•	the Group has the discretion in establishing the selling price of the goods to customers. The distributors’ consideration in these contracts is either the margin fee or commission; and
•	the Group is exposed to the credit risk for the amounts receivable from the customers.

Where the above criteria are met, the Group recognizes revenue on a gross basis. The costs associated with the delivery of such goods to customers i.e. the costs associated with the services provided by the distributors to import and deliver the goods are recognized in the cost of sales.

Financial instruments
Financial instruments

Recognition and derecognition

Financial instruments are classified on initial recognition as financial assets, financial liabilities or equity instruments in accordance with the substance of the contractual arrangement. Financial instruments are initially recognized when the Group becomes party to the contractual provisions of the instrument. Financial assets are de-recognized when the contractual rights to the cash flows from the financial asset expire or when the contractual rights to those assets are transferred. Financial liabilities are de-recognized when the obligation specified in the contract is discharged, cancelled or expired.

Classification and initial measurement of financial assets

Trade receivables are measured at the transaction price in accordance with IFRS 15. All financial assets are initially measured at fair value adjusted for transaction costs, if any.

Financial assets, other than those designated and effective as hedging instruments, are classified into the following categories:
•	amortized cost;
•	fair value through profit or loss (“FVTPL”); and
•	fair value through other comprehensive income (“FVOCI”).

The Group did not have any financial assets categorized as FVTPL or FVOCI as at December 31, 2020 and 2019. The classification is determined by both:
•	the Group’s business model for managing the financial asset; and
•	the contractual cash flow characteristic of the financial asset.

Subsequent measurement of financial assets

Financial assets at amortized cost

Financial assets are measured at amortized cost if the assets meet the following conditions (and are not designated as FVTPL):
•	they are held within a business model whose objective is to hold the financial assets and collect its contractual cash flows; and
•	the contractual terms of the financial assets give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding.

After initial recognition, these are measured at amortized cost using the effective interest method. Discounting is omitted where the effect of discounting is immaterial. The Group’s cash and cash equivalents and trade receivables fall into this category of financial instruments.

Cash and cash equivalents

Cash comprises cash on hand and bank balances. Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash, which are subject to an insignificant risk of changes in value and have a maturity of three months or less at the date of acquisition.

Restricted cash

Restricted cash comprises current cash and cash equivalents that are restricted as to withdrawal or usage. Cash held by the Group’s distribution partner for Lojuxta on behalf of the Group is treated as restricted cash in the financial statements. The Group also has restricted cash in relation to a deposit on a company credit card facility.

Trade and other receivables

Trade and other receivables represent the Group’s right to an amount of consideration that is unconditional (i.e. only the passage of time is required before payment of the consideration is due).

Impairment of financial assets

The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at FVTPL. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

For trade receivables, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date when applicable. The Group assesses ECL based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

Financial liabilities

Financial liabilities are categorized as “fair value through profit or loss” or “other financial liabilities measured at amortized costs using the effective interest method.”

Trade and other payables

Trade and other payables are initially measured at their fair value and are subsequently measured at their amortized cost using the effective interest rate method except for short-term payables when the recognition of interest would be immaterial.

Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material).

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

Interest bearing loans and borrowings

Interest-bearing loans and borrowings are recognized initially at fair value less attributable transaction costs. Loans and borrowings are subsequently carried at amortized cost using the effective interest method. Interest is charged to the Consolidated Statement of Comprehensive Loss.

Convertible notes

Convertible notes are first assessed to determine classification as a financial liability or equity instrument for the financial instrument as a whole and components thereof. The initial carrying amount of a compound financial instrument is allocated to its equity and liability components.

The two components are evaluated first by measuring the fair value of the liability component. The fair value of the liability component is assessed using a discounted cash flow calculation based on the future contractual cash flows in the contract which are discounted at an estimated market prevailing rate of interest an identical financial instrument without a conversion feature would be subject to. The equity component is measured by determining the residual of the fair value of the instrument less the estimated fair value of the liability component.

The liability component is carried at amortized cost. Interest is calculated by applying the estimated prevailing market interest rate at the time of issue. The equity component is recognized in equity and is not subsequently remeasured.

Contingent consideration

Contingent consideration arising as a result of business combinations is initially recognized at fair value using a probability adjusted present value model. Key inputs in the model include the probability of a successful launch of Oleogel-S10 and the expected timing of potential revenues. The fair value of the contingent consideration will be updated at each reporting date. Adjustments to contingent consideration are recognized in the Consolidated Statement of Comprehensive Loss.

Offsetting financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the Consolidated Statement of Financial Position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the asset and settle the liability simultaneously.

Inventories
Inventories

Inventories are valued at the lower of cost or net realizable value. Amryt uses standard cost to value its inventory which is made up of raw materials, work in progress (‘WIP’) and finished goods. It accounts for the inventory using the first-in, first-out (“FIFO”) method. Standard costs take into account normal levels of materials and supplies, labor, efficiency and capacity utilization with our vendors. Work in progress valuation is based on the stage of quality checks successfully performed during the production process. An inventory valuation adjustment is made if the net realizable value is lower than the book value. Net realizable value is determined as estimated selling prices less all costs of completion and costs incurred in selling and distribution.

Inventories held by third-party supply chain partners are included in inventory totals when control has deemed to be transferred to the Group under the contract terms of the distribution agreement. The cost to acquire the inventory held by the supply chain partners is recognized as a liability of the Group.

Leases
Leases

A lease is defined as a contract that conveys the right to use an underlying asset for a period of time in exchange for consideration. A contract is or contains a lease if:
•	the underlying asset is identified in the contract; and
•	the customer has both the right to direct the identified asset’s use and to obtain substantially all the economic benefits from that use.

Under IFRS 16, the Group is required to recognize a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments for almost all leases.

Lease liabilities

Lease liabilities are initially recognized at the present value of the following payments, when applicable:
•	fixed lease payments (including in-substance fixed payments), less any lease incentives receivable;
•	variable lease payments (linked to an index or interest rate);
•	expected payments under residual value guarantees;
•	the exercise price of purchase options, where exercise is reasonably certain;
•	lease payments in optional renewal periods, where exercise of extension options is reasonably certain; and
•	penalty payments for the termination of a lease, if the lease term reflects the exercise of the respective termination option.

Lease payments are discounted using the implicit interest rate underlying the lease if this rate can be readily determined. Otherwise, the incremental borrowing rate is used as the discount rate.

Lease liabilities are subsequently measured at amortized cost using the effective interest method. Furthermore, lease liabilities may be remeasured due to lease modifications or reassessments of the lease. A lease modification is any change in lease terms that was not part of the initial terms and conditions of the lease, including increases of the scope of the lease by adding the right to use one or more underlying assets or extending the contractual lease term, decreases of the scope of the lease by removing the right to use one or more underlying assets or shortening the contractual lease term or changes in the consideration. Reassessments are changes in estimates or changes triggered by a clause that was part of the initial lease contract, including changes in future lease payments arising from a change in an index or rate, change in the Group’s estimate of the amount expected to be payable under residual value guarantees or change in the Group’s assessment of whether it will exercise purchase, extension or termination options.

Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the respective lease. Right-of-use assets are stated at cost less accumulated depreciation. Upon initial recognition, cost comprises:
•	the initial lease liability amount;
•	initial direct costs incurred when entering into the lease;
•	(lease) payments before commencement date of the respective lease;
•	an estimate of costs to dismantle and remove the underlying asset; and
•	less any lease incentives received.

Right-of-use assets are depreciated over the shorter of the lease term or the useful life of the underlying asset using the straight-line method. In addition, right-of-use assets are reduced by impairment losses, if any, and adjusted for certain remeasurements.

Foreign currency translation
Foreign currency translation

Presentation currency

The Group translates foreign currency transactions into its presentational currency, US$, as described in “Presentation of balances” above.

Functional currency

The Company’s functional currency is US$.

Transactions in currencies other than the functional currency of the Group entities are recorded at the exchange rates prevailing at the dates of the related transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, as well as from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies, are recognized in the Consolidated Statement of Comprehensive Loss. At each balance sheet date, monetary assets and liabilities that are denominated in foreign currencies are translated to the respective functional currencies of the Group’s entities at the rates prevailing on the relevant balance sheet date. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using exchange rates at the dates of the initial transactions.

The financial statements of the Group’s foreign subsidiaries, where the local currency is the functional currency, are translated using exchange rates in effect at the end of the year for assets and liabilities and average exchange rates during the year for results of operations. The resulting foreign currency translation adjustment is recognized in other comprehensive income.

Property, plant and equipment
Property, plant and equipment

Property, plant and equipment is comprised of property and office equipment. Items of property, plant and equipment are stated at cost less any accumulated depreciation and any impairment losses. It is not Group policy to revalue any items of property, plant and equipment.

Depreciation is charged to the Consolidated Statement of Comprehensive Loss on a straight-line basis to write-off the cost of the assets over their expected useful lives as follows:
•	Property, plant and machinery	5 to 15 years
•	Office equipment	3 to 10 years

Government grants
Government grants

Grants are recognized when there is reasonable assurance that the Group will comply with the relevant conditions and the grant will be received. Grants that compensate the Group for expenses incurred such as research and development, employment and training are offset against the related expenditure in the Consolidated Statement of Comprehensive Loss on a systematic basis as the Group recognizes as expenses the costs that the grants are intended to compensate. Grants that compensate the Group for the cost of an asset are deducted from the cost of the asset.

Business combinations
Business combinations

Business combinations, including the Aegerion acquisition, are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, measured at acquisition date fair value and the amount of any non-controlling interest in the acquiree. Fair values are attributed to the identifiable assets and liabilities unless the fair value cannot be measured reliably, in which case the value is subsumed into goodwill. In the consolidated financial statements, acquisition costs incurred are expensed and included in general and administrative expenses.

To the extent that settlement of all or any part of the consideration for a business combination is deferred, the fair value of the deferred component is determined through discounting the amounts payable to their present value at the date of the exchange. The discount component is unwound as an interest charge in the Consolidated Statement of Comprehensive Loss over the life of the obligation. Any contingent consideration is recognized at fair value at the acquisition date and included in the cost of the acquisition. The fair value of contingent consideration at acquisition date is arrived at through discounting the expected payment (based on scenario modelling) to present value. In general, in order for contingent consideration to become payable, pre-defined revenues and/or milestone dates must be exceeded. Subsequent changes to the fair value of the contingent consideration will be recognized in profit or loss unless the contingent consideration is classified as equity, in which case it is not remeasured and settlement is accounted for within equity.

When the initial accounting for a business combination is determined provisionally, any adjustments to the provisional values allocated to the consideration, identifiable assets or liabilities (and contingent liabilities, if relevant) are made within the measurement period, a period of no more than one year from the acquisition date.

Frequently, the acquisition of pharmaceutical patents and licenses is effected through a non-operating corporate structure. As these structures do not represent a business, it is considered that the transactions do not meet the definition of a business combination. Accordingly, the transactions are accounted for as the acquisition of an asset. The net assets acquired are recognized at cost.

Intangible assets
Intangible assets

Acquired intangible assets

Intangible assets primarily relate to developed technology on the Company’s commercially marketed products and IPR&D. Intangible assets are recorded at fair value at the time of their acquisition and are stated in the Consolidated Statement of Financial Position, net of accumulated amortization and impairments, if applicable.

In connection with the acquisition of Aegerion, the Group acquired developed technology on metreleptin and lomitapide, which are amortized over the remaining patent lives through February 2026 and August 2027, respectively.

Intangible assets acquired in 2016 as part of the acquisitions of Amryt GmbH are currently not being amortized as the assets are still under development.

Acquired intangible assets outside business combinations are stated at the lower of cost less provision for amortization and impairment or the recoverable amount. Acquired intangible assets are amortized over their expected useful economic life on a straight-line basis. In determining the useful economic life, each acquisition is reviewed separately and consideration is given to the period over which the Group expects to derive economic benefit.

The useful life of other acquired intangible assets is as follows:
•	Software and hardware	3 to 10 years
•	Website development	5 to 10 years

Factors which impact our judgement to capitalize certain research and development expenditures include the degree of regulatory approval for products and the results of any market research to determine the likely future commercial success of products being developed. Management reviews these factors each year to determine whether previous estimates as to feasibility, viability and recovery should be changed.

Goodwill

Goodwill represents the difference between the purchase price and the fair value of the identifiable tangible and intangible net assets acquired in a business combination. Goodwill is not amortized, but instead is reviewed for impairment on an annual basis or when an event becomes known that could trigger an impairment.

Impairment of non-financial assets
Impairment of non-financial assets

At each reporting date, the Group reviews the carrying amounts of its non-financial assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss. Any impairment loss arising from the review is charged to the Consolidated Statement of Comprehensive Loss.

The Group assesses each asset or cash-generating unit annually to determine whether any indication of impairment exists. Where an indicator of impairment exists, a formal estimate of the recoverable amount is made, which is considered to be the higher of the carrying value and value in use. These assessments require the use of estimates and assumptions such as discount rates, future capital requirements, general risks affecting the pharmaceutical industry and other risks specific to the individual asset. Fair value is determined as the amount that would be obtained from the sale of the asset in an arm’s length transaction between knowledgeable and willing parties. Fair value is generally determined as the present value of estimated future cash flows arising from the continued use of the asset, using assumptions that an independent market participant may take into account. Cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Assets are grouped into the smallest group that generates cash inflows which are independent of other assets.

Taxes
Taxes

Tax comprises current and deferred tax. Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date and taking into account any adjustments stemming from prior years. Deferred tax assets or liabilities are recognized where the carrying value of an asset or liability in the Consolidated Statement of Financial Position differs to its tax base and is accounted for using the statement of financial position liability method. Recognition of deferred tax assets is restricted to those instances where it is probable that taxable profit will be available against which the difference can be utilized.

In connection with business combinations, deferred tax balances are recognized if related to temporary differences and loss carry-forwards at the acquisition date or if they arise as a result of the acquisition and are measured in accordance with IAS 12 Income Taxes.

Share-based payments
Share-based payments

The Group issues equity-settled awards as an incentive to certain senior management, employees and consultants. These equity-settled awards include employee share options and restricted share units (“RSUs”).

The fair value of equity-settled awards granted is recognized as an expense with a corresponding credit to the share-based payment reserve. The fair value is measured at grant date and spread over the period during which the awards vest.

For equity-settled share-based payment transactions, the goods or services received and the corresponding increase in equity are measured directly at the fair value of the goods or services received, unless that fair value cannot be estimated reliably. If it is not possible to estimate reliably the fair value of the goods or services received, the fair value of the equity instruments granted as calculated using the Black-Scholes model is used as a proxy. Share-based compensation for RSUs awarded to employees and directors is calculated based on the market value of the Company's shares on the date of award of the RSUs and the value of awards expected to vest is recognized as an expense over the requisite service periods. Forfeitures are estimated on the date of grant and revised if actual or expected forfeiture activity differs materially from original estimates.

The Group may issue warrants to key consultants, advisers and suppliers in payment or part payment for services or supplies provided to the Group. The fair value of warrants granted is recognized as an expense. The corresponding credits are charged to the share-based payment reserve. The fair value is measured at grant date and spread over the period during which the warrants vest. The fair value is measured using the Black-Scholes model if the fair value of the services received cannot be measured reliably.

The estimate of the fair value of services received is measured based on the Black-Scholes model using input assumptions, including weighted average share price, expected volatility, weighted average expected life and expected yield. The expected life of the options is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility is based on the historical volatility (calculated based on the expected life of the options). The Group has considered how future experience may affect historical volatility.

Employee Benefits
Employee Benefits

Defined contribution plans

The Group operates defined contribution schemes in various locations where employees are based. Contributions to the defined contribution schemes are recognized in the Consolidated Statement of Comprehensive Loss in the period in which the related services are received from the employee. Under these schemes, the Group has no obligation, either legal or constructive, to pay further contributions in the event that the fund does not hold sufficient assets to meet its benefit commitments.

Loss per share
Loss per share

Basic earnings per share

Basic earnings per share is calculated by dividing:
•	the profit attributable to owners of the company, excluding any costs of servicing equity other than ordinary shares
•	by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the year and excluding treasury shares.

Diluted earnings per share
Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account:
•	the after-income tax effect of interest and other financing costs associated with dilutive potential ordinary shares, and
•	the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.